Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of Home Equity Loans - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
First lien [Member]
Schedule of Home Equity Loans [Line Items]
Loans principal, interest and financing service fee receivables		¥ 3,360,094,375
Less: allowance for credit losses
Individually evaluated		(3,836,350)
Collectively evaluated		(286,300,001)
Subtotal		(290,136,351)
Net loans principal, interest and financing service fee receivables		3,069,958,024
Second lien [Member]
Schedule of Home Equity Loans [Line Items]
Loans principal, interest and financing service fee receivables		5,633,453,246
Less: allowance for credit losses
Individually evaluated		(8,411,486)
Collectively evaluated		(440,755,236)
Subtotal		(449,166,722)
Net loans principal, interest and financing service fee receivables		5,184,286,524
Subtotal [Member]
Schedule of Home Equity Loans [Line Items]
Loans principal, interest and financing service fee receivables	¥ 9,189,524,787	8,993,547,621
Less: allowance for credit losses
Individually evaluated	(39,913,947)	(12,247,836)
Collectively evaluated	(685,916,740)	(727,055,237)
Subtotal	(725,830,687)	(739,303,073)
Net loans principal, interest and financing service fee receivables	8,463,694,100	¥ 8,254,244,548
First lien One [Member]
Schedule of Home Equity Loans [Line Items]
Loans principal, interest and financing service fee receivables	3,477,208,979
Less: allowance for credit losses
Individually evaluated	(13,099,754)
Collectively evaluated	(272,173,960)
Subtotal	(285,273,714)
Net loans principal, interest and financing service fee receivables	3,191,935,265
Second lien One [Member]
Schedule of Home Equity Loans [Line Items]
Loans principal, interest and financing service fee receivables	5,712,315,808
Less: allowance for credit losses
Individually evaluated	(26,814,193)
Collectively evaluated	(413,742,780)
Subtotal	(440,556,973)
Net loans principal, interest and financing service fee receivables	¥ 5,271,758,835